                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05793

             Morgan Stanley Municipal Income Opportunities Trust II
               (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                                     10036
    (Address of principal executive offices)                          (Zip code)

                               Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2008

Date of reporting period: May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS - MAY 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN
THOUSANDS                                                           COUPON RATE   MATURITY DATE       VALUE
---------                                                           -----------   -------------   ------------
            TAX-EXEMPT MUNICIPAL BONDS (101.7%)
            General Obligation (1.8%)
 $  1,420   Copperleaf Metropolitan District #2, Colorado,             5.85%        12/01/26      $  1,467,428
               Ser 2006
    1,150   Mariposa East Public Improvement District, New             6.00         09/01/32         1,194,942
               Mexico, Ser 2006
 --------                                                                                         ------------
    2,570                                                                                            2,662,370
 --------                                                                                         ------------
            Dedicated Tax (7.1%)
    1,000   Carlsbad Community Facility District #3, California,       5.30         09/01/36         1,023,780
               Ser 2006
    1,000   Orange County Community Facilities District #86-2,         5.55         08/15/17         1,022,340
               California, Rancho Santa Margarita 1998 Ser A
    1,500   Poway Unified School District, Community Facilities        5.25         09/01/36         1,530,165
               District #14,  California, Ser 2006
    2,000   Atlanta, Georgia, Eastside Ser 2005 B                      5.40         01/01/20         2,055,920
      500   Bolingbrook, Illinois, Sales Tax Ser 2005                  0.00++       01/01/24           498,320
    1,000   Chicago, Illinois, Lake Shore East Ser 2002                6.75         12/01/32         1,079,170
      750   Lincolnshire, Illinois, Service Area #1-Sedgebrook         6.25         03/01/34           796,702
               Ser 2004
    1,000   Pingree Grove Special Service Area # 7, Illinois,          6.00         03/01/36         1,038,840
               Cambridge Lakes Ser 2006-1
    1,500   New Jersey Economic Development Authority, Cigarette       5.75         06/15/34         1,604,370
               Tax Ser 2004
 --------                                                                                         ------------
   10,250                                                                                           10,649,607
 --------                                                                                         ------------
            Education (1.9%)
      500   South Berwick, Maine, Berwick Academy Ser 1998             5.55         08/01/23           509,955
      500   Maryland Industrial Development Financing Authority,       6.00         05/01/35           536,215
               Our Lady of Good Counsel High School Ser 2005 A
    1,000   Harrisburg Authority, Pennsylvania, Harrisburg             6.00         09/01/36         1,039,870
               University of Science & Technology Ser 2007 B
      700   Chattanooga Health Educational & Housing Facilities        5.00         10/01/25           709,716
               Board, Tennessee, Student Housing Refg Ser 2005 A
 --------                                                                                         ------------
    2,700                                                                                            2,795,756
 --------                                                                                         ------------
            Hospital (19.2%)
    2,000   Colbert County - Northwest Health Care Authority,          5.75         06/01/27         2,084,680
               Alabama, Helen Keller Hospital Ser 2003
    1,000   Salida Hospital District, Colorado, Heart of the           5.25         10/01/36         1,006,160
               Rockies Regional Medical Center Ser 2006
    1,250   Medical Center Hospital Authority, Georgia, Spring         5.25         07/01/37         1,264,287
               Harbor Green Island Ser 2007
    1,500   Indiana Health Facility Financing Authority,              6.125         08/01/31         1,610,865
               Riverview Hospital Ser 2002
    1,000   Iowa Finance Authority Senior Living Facility,             5.50         11/15/37         1,018,280
               Deerfield Retirement Community Inc Ser 2007 A
      500   Washington County Hospital, Iowa, Ser 2006                5.375         07/01/26           510,420
    1,500   Westminster, Maryland, Caroll Lutheran Village Inc         6.25         05/01/34         1,596,255
               2004 Ser A
      600   Gaylord Hospital Financing Authority, Michigan,            6.50         01/01/37           632,886
               Otsego Memorial Hospital Ser 2004
    3,000   Henderson, Nevada, Catholic Health West Ser 2004          5.625         07/01/24         3,180,240
               Ser A New Hampshire Higher Educational & Health
               Facilities Authority,
    1,000      Littleton Hospital Association Ser 1998 B               5.80         05/01/18         1,029,970
    2,000      Littleton Hospital Association Ser 1998 B               5.90         05/01/28         2,042,540
      500   New Jersey Economic Development Authority, The            6.375         11/01/31           529,575
               Presbyterian Home at Montgomery Ser 2001 A
    2,000   New Jersey Health Care Facilities Financing                7.25         07/01/27         2,061,340
               Authority, Raritan Bay Medical Center Ser 1994+++
    1,900   Dutchess County Development Agency, New York, St           7.50         03/01/29         2,105,884
               Francis Hospital Refg Ser 2004 A
    1,000   Oklahoma Development Finance Authority, Comanche           6.60         07/01/31         1,105,710
               County Hospital 2000 Ser B
    4,000   Allegheny County Hospital Development Authority,          5.375         11/15/40         4,077,800
               Pennsylvania, West Penn Allegheny Health Ser 2007
               A (WI)***
    1,000   Decatur Hospital Authority, Texas, Wise Regional          7.125         09/01/34         1,096,910
               Health Ser 2004 A
    1,750   Wisconsin Health & Educational Facilities Authority,       6.75         08/15/34         1,905,733
               Beaver Dam Community Hospital Ser 2004 A
 --------                                                                                         ------------
   27,500                                                                                           28,859,535
 --------                                                                                         ------------

            Housing (3.8%)
            California Housing Finance Agency,
      500      RITES PA 1417(AMT)                                     4.946##       08/01/31           458,300
      500      RITES PA 1417(AMT)                                     5.146##       08/01/36           464,250
      185   Colorado Housing Finance Authority, 1998 Ser B-3           6.55         05/01/25           188,759
      485   Honolulu, Hawaii, Waipahu Towers GNMA Collateralized       6.90         06/20/35           485,572
               1995 Ser A (AMT)
      130   Chicago, Illinois, GNMA-Collateralized Ser 1998  A-1       6.45         09/01/29           130,892
               (AMT)
      150   Missouri Housing Development Commission,                   7.50         03/01/31           156,918
               Homeownership GNMA/FNMA Collateralized 2000 Ser
               A-1 (AMT)
            Pennsylvania Housing Finance Agency,
    1,760      Ser 2006-96A (AMT)***                                   4.65         10/01/31         1,701,687
    2,240      Ser 2006-96A (AMT)***                                   4.70         10/01/37         2,165,783
 --------                                                                                         ------------
    5,950                                                                                            5,752,161
 --------                                                                                         ------------
            Incremental Tax (7.1%)
    1,000   Carlsbad Assessment District #2002-2001, California,       5.20         09/02/35         1,008,370
               Poinsettia  Lane East Ser 2005 A
      995   Renaissance Commons Community Development District,        5.60         05/01/36         1,009,806
               Florida, 2005 Ser A
    2,000   Annapolis, Maryland, Park Place Ser 2005 A                 5.35         07/01/34         2,054,600
    1,250   Prince Georges County, Maryland, National Harbor           5.20         07/01/34         1,274,312
               Ser 2004
    2,000   Des Peres, Missouri, West County Center Ser 2002           5.75         04/15/20         2,048,840
      990   Clark County Special Improvement District #142,           6.375         08/01/23         1,021,621
               Nevada, Mountain's, Edge Ser 2003
      675   Henderson, Nevada,  Local Improvement District #T-18,      5.30         09/01/35           682,418
               Ser 2006
      500   Allegheny County Redevelopment Authority,                  5.60         07/01/23           522,965
               Pennsylvania,  Pittsburgh Mills Ser 2004
    1,000   Myrtle Beach, South Carolina, Myrtle Beach Air Force       5.25         11/01/26         1,019,510
               Base Ser 2006
 --------                                                                                         ------------
   10,410                                                                                           10,642,442
 --------                                                                                         ------------
            Industrial Development/Pollution Control (12.1%)
      715   Metropolitan Washington Airports Authority, District     10.125         09/01/11           716,087
               of Columbia & Virginia, CaterAir International
               Corp Ser 1991 (AMT) **
    2,000   Overland Park Development Corporation, Kansas,            7.375         01/01/32         2,171,400
               Convention Center Hotel Ser 2000 A
    1,000   Maryland State Economic Development Corporation,           5.00         12/01/31         1,005,640
               Chesapeake Bay Conference Center Ser 2006 A
    1,375   Massachusetts Development Finance Agency, New England     5.875         11/01/18         1,406,790
               Center for Children Ser 1998
    1,000   Nevada Department of Business & Industry, Las Vegas       7.375         01/01/40         1,048,570
               Monorail 2nd Tier Ser 2000
    1,000   New Jersey Economic Development Authority, United         5.125         07/01/25           984,330
               Methodist Homes of New Jersey Ser 1998
            New York City Industrial Development Agency,
               New York,
    2,000   American Airlines Inc Ser 2005 (AMT)                       7.75         08/01/31         2,411,360
    2,000   Brooklyn Navy Yard Cogeneration Partners LP                5.65         10/01/28         2,009,520
               Ser 1997 (AMT)
    2,000   7 World Trade Center LLC Ser 2005 A                        6.50         03/01/35         2,116,680
    1,000   New York Liberty Development Corp, National Sports        6.125         02/15/19         1,048,390
               Museum, Ser 2006 A
    1,000   Carbon County Industrial Development Authority,            6.65         05/01/10         1,043,390
               Pennsylvania, Panther Creek Partners Refg 2000 Ser
               (AMT)
    1,000   Pennsylvania Economic Development Financing                6.75         12/01/36         1,105,670
               Authority, Reliant Energy Inc Ser 2001 A (AMT)
    1,000   Brazos River Authority, Texas, TXU Electric Co Refg        7.70         04/01/33         1,126,560
               Ser 1999 A (AMT)
 --------                                                                                         ------------
   17,090                                                                                           18,194,387
 --------                                                                                         ------------
            Life Care (25.9%)
    1,000   Colorado Health Facilities Authority, Christian            5.75         01/01/37         1,045,730
               Living Communities Ser 2006 A
            Orange County Health Facilities Authority, Florida,
      500      Orlando Lutheran Towers Inc Ser 2005                    5.70         07/01/26           511,565
    2,000      Westminister Community Care Services Inc Ser 1999       6.75         04/01/34         2,073,080
    1,000   Pinellas County Health Facilities Authority, Florida,      6.25         06/01/34         1,062,100
               Oaks of Clearwater Ser 2004
    1,000   Hawaii Department of Budget & Finance, Kahala Nui          8.00         11/15/33         1,152,140
               2003 Ser A Illinois Finance Authority,
    1,000      Landing at Plymouth Ser 2005 A                          6.00         05/15/37         1,062,330
    1,000      Luther Oaks Ser 2006 A                                  6.00         08/15/39         1,051,870
            Illinois Health Facilities Authority,
    2,000      Smith Crossing Ser 2003 A                               7.00         11/15/32         2,172,060

    1,000      Villa St Benedict Ser 2003 A-1                          6.90         11/15/33         1,102,830
      525   Saint Joseph County, Indiana, Holy Cross Village at        6.00         05/15/38           554,174
               Notre Dame Ser 2006 A
    1,000   Olathe, Kansas, Catholic Care Ser 2006 A                   6.00         11/15/38         1,065,590
      500   Howard County, Maryland, Vantage House Ser 2007 B          5.25         04/01/37           510,360
            Maryland State Health & Higher Educational Facilities
               Authority,
      500      Edenwald Ser 2006 A                                     5.40         01/01/37           516,835
      500      King Farm Presbyterian Community 2007 Ser A             5.30         01/01/37           513,165
    1,500   Massachusetts Development Finance Agency, Loomis           5.75         07/01/23         1,534,620
               Communities Ser 1999 A
      750   Buffalo, Minnesota, Central Minnesota Senior Housing       5.50         09/01/33           755,610
               Ser 2006 A New Jersey Economic Development
               Authority,
    2,000      Franciscan Oaks Ser 1997                                5.75         10/01/23         2,036,720
      710      Lions Gate Ser 2005 A                                   5.75         01/01/25           730,597
    1,000   Mount Vernon Industrial Development Agency, New York,      6.15         06/01/19         1,035,370
               Meadowview at the Wartburg Ser 1999
    1,000   Bucks County Industrial Development Authority,             6.25         01/01/35         1,059,270
               Pennsylvania, Ann's Choice Ser 2005 A
    1,000   Montgomery County Industrial Development Authority,        6.25         02/01/35         1,057,190
               Pennsylvania, Whitemarsh Community Ser 2005
    1,000   South Carolina Jobs - Economic Development Authority,     5.125         10/01/26         1,009,160
               Westley Commons Ser 2006
            Shelby County Health, Educational & Housing
               Facilities Board, Tennessee,
    1,000      Trezevant Manor Ser 2006 A                              5.75         09/01/37         1,025,130
    1,000      Village at Germantown Ser 2003 A                        7.25         12/01/34         1,014,070
    1,000   HFDC Central Texas Inc, Legacy at Willow Bend,             5.75         11/01/36         1,035,750
               Ser 2006 A
    1,000   Houston Health Facilities Development Corporation,        7.125         02/15/34         1,106,830
               Texas, Buckingham Senior Living Community Ser
               2004 A
    1,000   Lubbock, Health Facilities Development Corporation,        6.50         07/01/26         1,045,050
               Texas, Carillon Ser 2005 A
    4,511   Chesterfield County Industrial Development Authority,      6.50         01/01/28         4,679,450
               Virginia, Brandermill Woods Ser 1998
    2,250   Peninsula Ports Authority of Virginia, Baptist Homes       5.40         12/01/33         2,326,005
               Ser 2006 C
    1,000   Virginia Beach Development Authority, Virginia,           5.375         11/01/32         1,030,310
               Westminster-Canterbury Refg Ser 2005 A
    2,000   Washington Housing Finance Commission, Skyline  at        5.625         01/01/38         2,037,260
               First Hill Ser 2007 A
 --------                                                                                         ------------
   37,246                                                                                           38,912,221
 --------                                                                                         ------------
            Nursing & Health Services (3.1%)
      750   Massachusetts Development Finance Agency, Evergreen        5.50         01/01/35           767,453
               Center Ser 2005
    1,000   St Paul Housing & Redevelopment Authority, Minnesota,      5.25         10/01/42         1,008,260
               Rossy & Richard Shaller Ser 2007 A
    2,940   Chester County Industrial Development Authority,           8.50         05/01/32         2,936,619
               Pennsylvania, RHA/PA Nursing Home Inc Ser 1989
 --------                                                                                         ------------
    4,690                                                                                            4,712,332
 --------                                                                                         ------------
            Tobacco Settlement (6.1%)
    1,000   Northern Tobacco Securitization Corporation, Alaska,       5.00         06/01/46           972,430
               Asset Backed Ser 2006 A
    1,970   California County Tobacco Securitization Agency, Gold      0.00         06/01/33           448,825
               County Settlement Funding Corp Ser 2006
    4,000   Golden State Tobacco Securitization Corporation,          5.125         06/01/47         3,976,420
               California, Asset Backed Ser 2007 A-1***
   12,000   Silicon Valley Tobacco Securitization Authority,           0.00         06/01/56           586,440
               California, Santa Clara Tobacco Securitization
               Corp Ser 2007
    4,000   Tobacco Settlement Financing Corporation, New Jersey,      0.00         06/01/41           613,560
               Ser 2007-1B
    1,000   Nassau County Tobacco Settlement Corporation,             5.125         06/01/46         1,020,230
               New York, Ser 2006 A-3
    1,500   TSASC Inc, New York, Tobacco Settlement Ser 2006-1        5.125         06/01/42         1,530,345
 --------                                                                                         ------------
   25,470                                                                                            9,148,250
 --------                                                                                         ------------
            Transportation (1.0%)
      530   Palm Springs, California, Palm Spring Int'l Airport        5.55         07/01/28           540,234
               Ser 2006 (AMT)
      840   Mid-Bay Bridge Authority, Florida, Sr Lien Crossover       5.85         10/01/13           878,296
               Refg Ser 1993 A (Ambac)
 --------                                                                                         ------------
    1,370                                                                                            1,418,530
 --------                                                                                         ------------
            Other Revenue (4.5%)
    2,000   Sacramento Financing Authority, California,
               Convention Center Hotel 1999 Ser A                      6.25         01/01/30         2,073,740

    2,000   Elk Valley Public Improvement Corporation, Colorado,       7.30         09/01/22         2,117,800
               Ser 2001 A
    1,000   Mashantucket (Western) Pequot Tribe, Connecticut,          5.75         09/01/27         1,021,340
               Special 1997 Ser B (a)
    1,500   Mohegan Tribe of Indians, Connecticut, Gaming              6.25         01/01/31         1,589,250
               Authority Ser 2001 (a)
 --------                                                                                         ------------
    6,500                                                                                            6,802,130
 --------                                                                                         ------------
            Refunded (8.1%)
    1,000   St Johns County Industrial Development Authority,          8.00         01/01/10+        1,101,590
               Florida, Glenmoor Ser 1999 A
    1,000   Iowa Health Facilities Development Financing               9.25         07/01/11+        1,205,480
               Authority, Care Initiatives Ser 1996
    1,000   St Louis County Industrial Development Authority,         6.625         11/15/13+        1,139,190
               Missouri, Pediatric Rehabilitation Center
               Ser 2003 A
    2,000   Henderson, Nevada, Catholic Health West Ser 1998          5.125         07/01/08+        2,048,400
               Ser A
    1,000   New Jersey economic development Authority, Cedar           7.25         11/15/11+        1,138,260
               Crest Village Inc Ser 2001 A
    1,000   North Carolina Medical Care Commission, Givens             6.50         07/01/13+        1,140,180
               Estates Ser 2003 A
    2,000   Austin Convention Enterprises Inc, Texas,  Convention      6.70         01/01/11+        2,185,860
               Center Hotel Ser 2000 A
    2,000   Vermont Economic Development Authority, Wake Robin         6.75         03/01/09+        2,125,180
               Corp Ser 1999 A
 --------                                                                                         ------------
   11,000                                                                                           12,084,140
 --------                                                                                         ------------
  162,746   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $145,107,143)                                   152,633,861
 --------                                                                                         ------------
            SHORT-TERM MUNICIPAL TAX-EXEMPT OBLIGATIONS (2.0%)
    3,000   Wisconsin Health & Educational Facilities Authority,       3.81*        05/01/33         3,000,000
               Gundersen  Lutheran Ser 2006 Ser B (FGIC)
               (Demand 06/01/07) (Cost $3,000,000)
 --------                                                                                         ------------
 $165,746      TOTAL INVESTMENTS (Cost $148,107,143)                                               155,633,861
 --------                                                                                         ------------
  (9,000)  FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
               HELD (-6.0%)
            Notes with interest rates ranging from 3.79% to 3.86%
               at May 31, 2007 and contractual maturities of
               collateral ranging from
               10/01/31 to 06/01/47 ++++  (Cost ($9,000,000))                                       (9,000,000)
 --------                                                                                         ------------
 $156,746   TOTAL NET INVESTMENTS (Cost $139,107,143) (b) (c) (d)                       97.7%      146,633,861
 ========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                        2.3         3,378,123
                                                                                       -----      ------------
            NET ASSETS                                                                 100.0%     $150,011,984
                                                                                       =====      ============

----------
AMT  Alternative Minimum Tax.

RITES Residual Interest Tax-Exempt Security.

WI   Security purchased on a when-issued basis.

*    Current coupon of variable rate demand obligation.

**   Joint exemption in locations shown.

***  Underlying security related to inverse floaters entered into by the Fund.

+    Prerefunded to call date shown.

++ Security is a "step-up" bond where the coupon increases on a predetermined future date.

+++ A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $23,000.

++++ Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at May 31, 2007.

## Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $922,550 which represents 0.6% of net assets.

(a)  Resale is restricted to qualified institutional investors.

(b) Securities have been designated as collateral in an amount equal to $4,333,032 in connection with open futures contracts, an open swap contract and a purchase of a when-issued security.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,809,109 and the aggregate gross unrealized depreciation is $282,391, resulting in net unrealized appreciation of $7,562,718.

(d) Floating Rate Note Obligations Related to Securities Held - The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At May 31, 2007, Fund investments with a value of $11,921,690 are held by the Dealer Trusts and serve as collateral for the $9,000,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at May 31, 2007 are presented in the "Portfolio of Investments".

Bond Insurance:

Ambac Ambac Assurance Corporation.

FGIC Financial Guaranty Insurance Company.

FUTURES CONTRACTS OPEN AT MAY 31, 2007:

NUMBER OF                     DESCRIPTION, DELIVERY         UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT            MONTH AND YEAR            AMOUNT AT VALUE   APPRECIATION
---------   ----------        ---------------------         ---------------   ------------
   10         Short        U.S. Treasury Notes 20 Year,       $(1,091,250)       $ 8,410
                                  September 2007
   20         Short        U.S. Treasury Notes 10 Year,        (2,127,500)        13,851
                                  September 2007
                                                                                 -------
                         Total Unrealized Appreciation.....................      $22,261
                                                                                 =======

INTEREST RATE SWAP CONTRACT OPEN AT MAY 31, 2007:

                         NOTIONAL         PAYMENTS                PAYMENTS           TERMINATION    UNREALIZED
    COUNTERPARTY       AMOUNT (000)     MADE BY FUND          RECEIVED BY FUND           DATE      APPRECIATION
    ------------       ------------     ------------          ----------------       -----------   ------------
JPMorgan Chase & Co.      $10,000     Fixed Rate 3.79%       Floating Rate BMA         08/24/17       $42,378
                                                                                                      =======
                                                         (Bond Market Association)

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
           BASED ON MARKET VALUE AS A PERCENT OF TOTAL NET INVESTMENTS

Alabama                  1.4%
Alaska                   0.7
California               6.9
Colorado                 4.0
Connecticut              1.8
District of Columbia     0.5
Florida                  4.5
Georgia                  2.3
Hawaii                   1.1
Illinois                 6.1
Indiana                  1.5
Iowa                     1.9
Kansas                   2.2
Maine                    0.3
Maryland                 5.5
Massachusetts            2.5
Michigan                 0.4
Minnesota                1.2
Missouri                 2.3
Nevada                   5.4
New Hampshire            2.1
New Jersey               6.6
New Mexico               0.8
New York                 9.1
North Carolina           0.8
Oklahoma                 0.7
Pennsylvania             7.3
South Carolina           1.4
Tennessee                1.9
Texas                    5.2
Vermont                  1.4
Virginia                 6.0
Washington               1.4
Wisconsin                3.3
Joint exemptions*       (0.5)
                       -----
   Total+              100.0%
                       =====

----------
*    Joint exemptions have been included in each geographic location.

+ Does not include open futures contracts with an underlying face amount of $3,218,750 with unrealized appreciation of $22,261 and an open swap contract with unrealized appreciation of $42,378.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II

/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 19, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
July 19, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
July 19, 2007


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